Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Advances from Federal Home Loan Banks		$ 27,500,000	$ 0
Total credit availability under FHLB	$ 53,200,000	60,800,000
FHLB, advances secured through collateral agreement	83,200,000	86,900,000
Federal Home Loan Bank Stock	$ 1,731,000	$ 1,597,000	$ 180,000